UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 144.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.8%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		469	$471,317
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		161	150,334
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(4)		220	175,848
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		915	839,855
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		1,997	1,980,906
Term Loan, 3.75%, Maturing June 4, 2021		889	881,252

			$4,499,512

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		1,150	$1,000,270

			$1,000,270

Automotive — 5.2%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 5.06%, Maturing April 27, 2020		743	$745,728
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		1,671	1,673,852
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		914	912,097
Term Loan, 3.25%, Maturing December 31, 2018		1,034	1,026,752
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		321	319,493
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		468	468,752
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		1,931	1,841,214
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		2,813	2,822,572
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		247	244,406
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		1,024	1,023,196
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		442	443,344
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	375	413,438
Term Loan, 4.50%, Maturing June 30, 2022		575	565,417
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		369	365,765
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		306	305,291

			$13,171,317

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		356	$340,219
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		500	480,000

			$820,219

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	150	$150,373
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	125	125,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	395	389,075

		$664,448

Building and Development — 2.6%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	613	$609,884
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	498	497,189
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	294	291,795
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	1,272	1,261,281
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	2,239	2,130,285
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	100	100,249
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	449	448,365
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	751	753,371
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	299	298,876
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	298	298,633

		$6,689,928

Business Equipment and Services — 11.6%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	1,638	$1,624,135
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	300	300,047
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,301	1,157,448
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	197	196,507
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	414	395,781
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	393	388,427
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	541	526,005
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	219	218,514
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	307	291,684
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	468	467,875
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	125	125,155
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	716	631,349
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(4)	135	64,405
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(4)	232	60,892
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	2,337	2,341,997

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		702	$700,943
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		797	794,301
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		55	54,264
Term Loan, 4.00%, Maturing November 6, 2020		489	482,569
Term Loan, 4.75%, Maturing November 6, 2020	CAD	295	215,348
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		223	222,999
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,196	1,192,560
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		588	589,896
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021		225	223,312
Term Loan, 4.50%, Maturing June 10, 2021	EUR	563	630,659
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		1,363	1,363,299
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,195	1,194,019
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		549	563,911
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(4)		488	337,441
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		263	262,298
Term Loan, 4.50%, Maturing April 2, 2022		323	322,567
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		263	264,147
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		1,089	1,034,831
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		500	475,000
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		334	332,976
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		500	497,500
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		1,936	1,939,364
SunGard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 28, 2017		1,240	1,241,631
Term Loan, 4.00%, Maturing March 8, 2020		3,116	3,119,411
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		430	431,441
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		571	569,928
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		22	22,076
Term Loan, 4.25%, Maturing May 14, 2022		127	126,053
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,689	1,673,066

			$29,668,031

Cable and Satellite Television — 3.6%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		798	$792,898
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023		1,000	995,391
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		420	418,899
Neptune Finco Corp.
Term Loan, Maturing September 21, 2022(2)		1,900	1,889,482

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group SA
Term Loan, 4.00%, Maturing July 29, 2022	EUR	350	$389,827
Term Loan, 4.00%, Maturing July 31, 2022		175	172,875
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		506	503,793
Term Loan, 4.50%, Maturing May 21, 2020		585	582,328
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		1,323	1,306,115
Term Loan, 4.25%, Maturing June 30, 2023	GBP	750	1,123,216
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	191	211,335
Term Loan, 3.75%, Maturing January 15, 2022	EUR	297	328,051
Term Loan, 3.75%, Maturing January 15, 2022	EUR	537	593,779

			$9,307,989

Chemicals and Plastics — 7.0%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		145	$144,934
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		75	75,199
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		150	150,557
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		1,798	1,788,752
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		1,217	1,217,283
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		499	435,575
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		596	593,512
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		248	247,191
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		275	272,937
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		74	72,902
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		446	441,929
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		817	814,036
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		470	459,614
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		2,077	2,024,076
Term Loan, 4.25%, Maturing March 31, 2022	EUR	224	243,028
Term Loan, 4.25%, Maturing March 31, 2022		348	339,434
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		148	134,083
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		639	620,014
Term Loan, 4.75%, Maturing June 7, 2020		298	291,795
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		643	639,480
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		272	273,271
Term Loan, 5.00%, Maturing July 25, 2021	EUR	470	528,906
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		344	333,989
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		500	445,000
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		584	582,589

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		149	$146,644
Term Loan, 4.50%, Maturing July 31, 2021	EUR	470	527,181
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		33	33,539
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		190	190,053
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		150	148,994
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		1,488	1,303,195
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		1,600	1,577,750
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		673	672,471

			$17,769,913

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		800	$772,666

			$772,666

Conglomerates — 0.8%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	551	$837,043
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		1,379	1,151,121

			$1,988,164

Containers and Glass Products — 3.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		1,048	$1,041,137
Term Loan, 3.75%, Maturing January 6, 2021		294	293,096
Term Loan, Maturing September 10, 2022(2)		550	549,853
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		746	747,649
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		198	196,759
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	970	1,086,389
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		597	597,622
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		432	432,205
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		1,648	1,650,940
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		298	297,208
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	800	896,993

			$7,789,851

Cosmetics/Toiletries — 1.2%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 14, 2022		775	$760,146
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		285	285,125
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		579	579,333
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		1,543	1,458,573

			$3,083,177

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 3.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		194	$194,567
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		525	521,719
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		420	414,337
Term Loan, 4.50%, Maturing March 11, 2021	EUR	99	110,527
Term Loan, 4.50%, Maturing March 11, 2021	EUR	224	250,565
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		1,300	1,298,274
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		739	727,515
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		1,302	1,284,007
Term Loan, 3.75%, Maturing August 5, 2020		1,553	1,532,206
Term Loan, 4.00%, Maturing April 1, 2022		1,791	1,774,863

			$8,108,580

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		936	$927,025
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		1,099	1,088,977

			$2,016,002

Electronics/Electrical — 13.6%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		1,043	$761,659
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		2,640	2,641,344
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		342	341,086
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		173	173,088
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		450	449,930
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		351	288,729
Dealertrack Technologies, Inc.
Term Loan, 5.00%, Maturing February 28, 2021		239	238,058
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		2,918	2,912,940
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		150	149,781
Term Loan - Second Lien, 9.50%, Maturing June 17, 2023		200	201,083
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		168	167,381
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		412	400,235
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		850	846,724
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		279	279,000
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		923	922,616
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		2,368	2,370,557
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		270	269,349
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		275	273,797
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		2,612	2,538,987

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	1,100	$1,093,011
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	274	259,944
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	247	248,270
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	536	536,250
Term Loan, 5.25%, Maturing November 19, 2021	983	983,833
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	679	680,396
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	619	615,251
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	299	297,759
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	203	202,353
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	1,091	1,061,869
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	125	121,562
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	215	214,602
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	250,208
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	2,814	2,551,835
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	98	98,325
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	165	165,225
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,762	1,595,051
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	276	276,250
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	157	157,511
Term Loan, 4.00%, Maturing July 8, 2022	992	995,692
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,216	1,223,255
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,011	990,852
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	422	422,399
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	790	789,949
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	958	958,552
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	649	647,825
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	988	995,667

		$34,660,040

Financial Intermediaries — 5.1%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	991	$985,632
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	725	715,937
CITCO Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,514	1,516,365
First Data Corporation
Term Loan, 3.70%, Maturing March 24, 2018	2,695	2,675,541
Term Loan, 3.70%, Maturing September 24, 2018	950	943,568
Term Loan, 3.95%, Maturing July 8, 2022	375	373,266

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		567	$564,867
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		663	664,457
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022		250	250,547
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		394	392,695
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		238	237,500
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		49	49,369
Term Loan, 6.25%, Maturing September 4, 2018		323	324,159
Term Loan, 6.25%, Maturing September 4, 2018		343	343,858
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		1,027	1,027,425
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		481	480,978
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		122	121,164
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		313	314,096
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		1,158	1,077,837

			$13,059,261

Food Products — 5.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		1,520	$1,522,781
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		631	631,233
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	350	392,452
Term Loan, 4.25%, Maturing July 2, 2022		1,075	1,077,352
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		453	453,748
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		1,092	1,037,015
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		99	98,295
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		625	624,726
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		419	418,189
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		864	862,181
Term Loan, 3.75%, Maturing September 18, 2020		760	758,907
Term Loan, 4.00%, Maturing August 6, 2022		325	325,201
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	338	356,861
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	214	250,825
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,183	4,165,187
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		130	130,154

			$13,105,107

Food Service — 3.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		2,314	$2,312,593

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aramark Services, Inc.
Term Loan, 3.69%, Maturing July 26, 2016	69	$68,489
Term Loan, 3.70%, Maturing July 26, 2016	39	38,483
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	369	359,833
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	248	247,335
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,070	1,071,664
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	338	335,358
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	190	186,305
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	122	120,049
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	2,346	2,347,457
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,510	1,908,562

		$8,996,128

Food/Drug Retailers — 3.5%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019	1,008	$1,009,698
Term Loan, 5.00%, Maturing August 25, 2019	1,560	1,562,243
Term Loan, 5.50%, Maturing August 25, 2021	447	447,669
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	2,255	2,255,070
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	725	734,062
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	750	752,250
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	2,080	2,087,431

		$8,848,423

Health Care — 15.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	124	$124,868
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	150	150,685
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	545	543,592
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	350	350,875
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	848	849,639
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	604	602,178
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	837	839,216
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	296	296,804
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	250	250,625
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	467	469,300
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	373	374,060
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	375	352,500
Term Loan, 6.50%, Maturing July 31, 2020	625	587,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,716	$1,656,354
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	16	15,538
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	538	537,495
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	1,227	1,228,120
Term Loan, 4.00%, Maturing January 27, 2021	2,258	2,263,000
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	150	149,530
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022	125	124,843
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	495	490,051
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	1,555	1,557,529
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,050	1,047,375
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,541	1,543,583
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	46	45,748
Term Loan, 4.25%, Maturing August 30, 2020	151	151,153
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	525	525,656
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	599	596,505
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	812	814,021
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	481	462,602
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	304	304,016
Term Loan, 7.75%, Maturing May 15, 2018	1,743	1,743,958
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	2,170	2,155,777
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	716	715,329
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	2,436	2,436,937
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	550	541,750
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	844	827,435
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	173	172,149
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021(19)	3,516	1,116,193
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	271	270,452
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,807	1,740,294
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,610	1,581,912
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	1,531	1,513,087
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	225	223,875
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	484	484,626

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018		968	$964,945
RCHP, Inc.
Term Loan, 5.25%, Maturing April 23, 2019		791	786,420
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		541	541,070
Select Medical Corporation
Term Loan, 3.04%, Maturing December 20, 2016		97	96,513
Term Loan, 3.75%, Maturing June 1, 2018		555	554,607
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		350	349,563
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		171	170,902
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		571	542,153
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,080	1,073,200
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		172	171,516

			$40,079,624

Home Furnishings — 0.4%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		753	$754,242
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		145	145,251

			$899,493

Industrial Equipment — 4.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		864	$845,709
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		210	209,953
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		501	502,487
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		79	79,248
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		1,599	1,518,348
Term Loan, 4.75%, Maturing July 30, 2020	EUR	196	208,490
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		1,352	1,339,636
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		207	203,801
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		561	565,442
NN, Inc.
Term Loan, 7.25%, Maturing August 27, 2021		487	488,718
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		336	329,469
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		2,230	2,215,167
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		511	505,713
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		148	146,734
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		372	371,004
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	767	854,110
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		176	175,308

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	450	$487,493

			$11,046,830

Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		923	$920,381
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		2,386	2,396,810
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		2,071	1,978,223
Term Loan, 5.00%, Maturing August 4, 2022		2,569	2,440,938
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,100	999,075
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		244	222,076
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		453	373,665
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		1,372	1,344,091
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		1,193	1,184,885

			$11,860,144

Leisure Goods/Activities/Movies — 5.8%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		750	$747,187
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020		220	219,388
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		500	498,750
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		603	604,174
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		438	438,672
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		200	200,732
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020		1,923	1,930,437
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		460	458,603
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020		530	530,956
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		151	150,670
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing June 17, 2022		68	68,229
Term Loan, 5.50%, Maturing June 17, 2022		530	528,775
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		1,260	1,261,002
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		673	672,471
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		816	804,961
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		584	583,621
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		1,344	1,287,016
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(4)		443	77,484
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		829	807,410
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		1,000	1,002,188

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020(4)		588	$367,727
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		270	264,548
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		1,410	1,393,924

			$14,898,925

Lodging and Casinos — 5.5%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		206	$206,719
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		1,661	1,646,570
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		998	1,001,558
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		216	216,575
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)		597	559,017
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		386	386,505
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,800	1,800,000
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	825	1,249,405
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		64	64,704
Term Loan, 5.50%, Maturing November 21, 2019		150	150,975
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		2,191	2,191,868
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		478	474,321
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		1,264	1,256,151
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		164	164,222
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		245	244,387
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		1,793	1,774,684
Term Loan, 6.00%, Maturing October 1, 2021		422	417,436
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		172	171,500

			$13,976,597

Nonferrous Metals/Minerals — 2.7%
Alpha Natural Resources, LLC
DIP Loan, 10.83%, Maturing January 31, 2017		125	$122,812
Term Loan, 3.50%, Maturing May 22, 2020		890	412,981
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		1,428	805,519
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		299	297,933
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		1,229	994,248
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		150	137,094
Term Loan, 7.50%, Maturing April 16, 2020		923	720,465
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		507	348,305
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		1,297	1,282,296

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	686	$670,840
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,025	943,000
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(4)	250	148,250

		$6,883,743

Oil and Gas — 5.3%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	587	$407,800
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	978	924,020
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	686	676,757
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	470	467,311
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	890	803,994
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,017	678,370
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	186	183,365
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	515	442,095
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	850	245,792
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,086	744,147
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,663	3,428,336
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	70	69,582
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	421	164,794
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	925	136,438
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,190	1,344,708
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	247	210,049
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	17	12,807
Term Loan, 4.25%, Maturing December 16, 2020	46	34,339
Term Loan, 4.25%, Maturing December 16, 2020	329	246,854
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	104	80,682
Term Loan, 4.25%, Maturing October 1, 2019	170	132,092
Term Loan, 4.25%, Maturing October 1, 2019	1,282	996,856
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	198	151,088
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	130	130,395
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	923	721,491

		$13,434,162

Publishing — 3.4%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	862	$864,683
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	2,874	1,883,529
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	765	764,739

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		2,603	$2,322,733
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019		355	356,095
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		298	296,715
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		172	170,867
Nelson Education Ltd.
Term Loan, 0.00%, Maturing July 7, 2016(6)		216	132,138
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019		315	313,713
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		821	825,063
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		688	690,903

			$8,621,178

Radio and Television — 4.1%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		219	$206,936
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		1,020	995,121
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		124	124,369
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		2,045	1,784,178
Entercom Radio, LLC
Term Loan, 4.02%, Maturing November 23, 2018		182	181,712
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		134	133,392
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020		345	343,845
iHeartCommunications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019		566	471,427
Term Loan, 7.69%, Maturing July 30, 2019		182	152,757
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		656	651,960
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		321	319,313
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		364	362,105
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		432	429,974
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		268	265,748
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 11, 2020		997	990,948
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		1,100	1,035,375
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		2,108	2,092,891

			$10,542,051

Retailers (Except Food and Drug) — 9.2%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		485	$391,701
B&M Retail Limited
Term Loan, 3.84%, Maturing May 21, 2019	GBP	175	260,512
Term Loan, 4.34%, Maturing April 28, 2020	GBP	150	224,998
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		1,151	1,147,874

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,682	$2,666,414
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		311	275,198
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		1,420	1,422,719
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		340	293,688
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		514	516,928
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		1,407	1,092,037
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,292	1,276,570
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		440	440,549
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,246	1,245,404
Term Loan, 4.00%, Maturing January 28, 2020		495	495,668
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,088	2,048,151
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		1,325	1,325,553
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		219	219,291
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		1,557	1,559,269
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		2,344	2,343,881
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		767	717,012
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		247	242,555
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		990	995,806
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,275	1,257,938
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		377	352,469
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	145	173,238
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	164	122,515
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		258	252,885

			$23,360,823

Steel — 1.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		4,397	$3,616,910
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		334	329,256
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		183	181,879
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(4)(6)		741	74,062

			$4,202,107

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		900	$897,988

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kenan Advantage Group, Inc.
Term Loan, 0.50%, Maturing January 23, 2017(3)	24	$23,916
Term Loan, 4.00%, Maturing July 31, 2022	55	54,624
Term Loan, 4.00%, Maturing July 31, 2022	171	171,252
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	739	641,789

		$1,789,569

Telecommunications — 4.3%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	3,700	$3,615,825
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,070	1,056,254
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	374	372,543
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	912	838,888
Term Loan, 4.00%, Maturing April 23, 2019	1,006	925,475
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,339	3,322,524
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	950	909,270

		$11,040,779

Utilities — 4.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	513	$501,213
Term Loan, 3.25%, Maturing January 31, 2022	196	190,989
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	412	412,107
Term Loan, 3.50%, Maturing May 27, 2022	1,546	1,525,832
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	466	466,151
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	222	222,733
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	669	671,140
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	850	848,583
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	54	52,751
Term Loan, 5.00%, Maturing December 19, 2021	1,212	1,189,883
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,255	1,110,469
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	571	473,703
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,372	1,364,705
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	666	666,404
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	197	195,518
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	900	888,750

		$10,780,931

Total Senior Floating-Rate Interests (identified cost $388,895,432)		$369,435,982

Corporate Bonds & Notes — 9.4%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	30	$31,200
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	30	27,600
Orbital ATK, Inc.
5.25%, 10/1/21	20	20,350
TransDigm, Inc.
7.50%, 7/15/21	10	10,475
6.00%, 7/15/22	30	28,125
6.50%, 7/15/24	30	28,345

		$146,095

Automotive — 0.0%(10)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,038
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	41,516
3.25%, 5/15/18	5	5,047
Navistar International Corp.
8.25%, 11/1/21	50	40,312

		$96,913

Beverage and Tobacco — 0.0%(10)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$38,325
4.25%, 5/1/23	40	39,950

		$78,275

Brokerage/Securities Dealers/Investment Houses — 0.0%(10)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	30	$30,638

		$30,638

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(9)	15	$15,056
Building Materials Corp. of America
5.375%, 11/15/24(9)	30	29,775
6.00%, 10/15/25(9)(11)	25	25,375
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	20	21,000
HD Supply, Inc.
7.50%, 7/15/20	45	47,025
5.25%, 12/15/21(9)	15	15,132
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	30	27,750
Nortek, Inc.
8.50%, 4/15/21	20	21,100
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	50	50,250
TRI Pointe Holdings, Inc.
4.375%, 6/15/19	20	19,700
5.875%, 6/15/24	25	24,625
USG Corp.
5.875%, 11/1/21(9)	20	20,850
5.50%, 3/1/25(9)	5	5,006

		$322,644

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
Acosta, Inc.
7.75%, 10/1/22(9)		60	$56,550
Audatex North America, Inc.
6.00%, 6/15/21(9)		30	30,172
FTI Consulting, Inc.
6.00%, 11/15/22		20	20,775
IMS Health, Inc.
6.00%, 11/1/20(9)		40	41,100
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		20	20,200
United Rentals North America, Inc.
7.625%, 4/15/22		15	16,012
6.125%, 6/15/23		15	15,038

			$199,847

Cable and Satellite Television — 0.7%
AMC Networks, Inc.
7.75%, 7/15/21		20	$21,252
4.75%, 12/15/22		15	14,194
Cable One, Inc.
5.75%, 6/15/22(9)		10	9,880
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		80	75,200
5.75%, 1/15/24		5	4,788
5.375%, 5/1/25(9)		40	36,550
CSC Holdings, LLC
5.25%, 6/1/24		5	3,956
DISH DBS Corp.
6.75%, 6/1/21		75	71,812
5.875%, 7/15/22		15	13,275
5.875%, 11/15/24		10	8,525
IAC/InterActiveCorp
4.875%, 11/30/18		20	20,625
Numericable-SFR SAS
4.875%, 5/15/19(9)		200	194,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		428	431,775
6.00%, 4/15/21(9)	GBP	428	656,162
5.50%, 1/15/25(9)		275	267,437

			$1,829,431

Chemicals and Plastics — 0.8%
Chemours Co. (The)
6.625%, 5/15/23(9)		5	$3,375
7.00%, 5/15/25(9)		10	6,600
Hexion, Inc.
6.625%, 4/15/20		2,225	1,902,375
Platform Specialty Products Corp.
6.50%, 2/1/22(9)		25	21,625
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		65	67,298
Tronox Finance, LLC
6.375%, 8/15/20		50	32,000
7.50%, 3/15/22(9)		10	6,350
Univar USA, Inc.
6.75%, 7/15/23(9)		5	4,663
W.R. Grace & Co.
5.125%, 10/1/21(9)		15	14,850
5.625%, 10/1/24(9)		5	4,919

			$2,064,055

Security	Principal Amount* (000’s omitted)	Value
Commercial Services — 0.0%(10)
CEB, Inc.
5.625%, 6/15/23(9)	10	$10,000
ExamWorks Group, Inc.
5.625%, 4/15/23	20	20,350

		$30,350

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(9)	10	$9,725
Spectrum Brands, Inc.
6.375%, 11/15/20	25	26,572
6.625%, 11/15/22	20	21,250
5.75%, 7/15/25(9)	30	30,750
TMS International Corp.
7.625%, 10/15/21(9)	20	18,700

		$106,997

Containers and Glass Products — 0.8%
Berry Plastics Corp.
6.00%, 10/15/22(9)(11)	10	$10,075
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(9)	5	4,944
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	15	15,150
6.375%, 8/15/25(9)	5	5,059
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	1,975	1,999,688

		$2,034,916

Cosmetics/Toiletries — 0.0%(10)
Alphabet Holding Co., Inc.
7.75%, 11/1/17(12)	105	$102,375

		$102,375

Distribution & Wholesale — 0.0%(10)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	40	$41,000

		$41,000

Diversified Financial Services — 0.0%(10)
Quicken Loans, Inc.
5.75%, 5/1/25(9)	15	$14,269

		$14,269

Drugs — 0.1%
AMAG Pharmaceuticals, Inc.
7.875%, 9/1/23(9)	20	$19,250
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	45	43,875
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	90	89,719
7.50%, 7/15/21(9)	25	25,812
5.50%, 3/1/23(9)	10	9,500
5.875%, 5/15/23(9)	65	62,481
6.125%, 4/15/25(9)	65	62,426

		$313,063

Ecological Services and Equipment — 0.0%(10)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	25	$25,062

Security	Principal Amount* (000’s omitted)	Value
Clean Harbors, Inc.
5.25%, 8/1/20	25	$25,625
5.125%, 6/1/21	30	30,450
Covanta Holding Corp.
5.875%, 3/1/24	10	9,575

		$90,712

Electric Utilities — 0.0%(10)
Dynegy, Inc.
6.75%, 11/1/19	30	$30,225
7.375%, 11/1/22	25	25,313
7.625%, 11/1/24	25	25,375

		$80,913

Electronics/Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(9)	10	$10,150
Anixter, Inc.
5.50%, 3/1/23(9)	20	19,750
CommScope Holding Co., Inc.
6.625%, 6/1/20(9)(12)	25	25,719
Freescale Semiconductor, Inc.
6.00%, 1/15/22(9)	20	20,950
Infor (US), Inc.
5.75%, 8/15/20(9)	15	14,953
6.50%, 5/15/22(9)	25	23,000
Nuance Communications, Inc.
5.375%, 8/15/20(9)	60	60,150
Zebra Technologies Corp.
7.25%, 10/15/22(9)	45	48,037

		$222,709

Equipment Leasing — 0.2%
International Lease Finance Corp.
6.75%, 9/1/16(9)	175	$181,344
7.125%, 9/1/18(9)	175	193,131

		$374,475

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(9)	25	$26,000
5.375%, 5/15/20	5	5,250
First Data Corp.
6.75%, 11/1/20(9)	406	425,285
11.25%, 1/15/21	16	17,520
10.625%, 6/15/21	16	17,580
11.75%, 8/15/21	17	18,356
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17	20	20,112
6.00%, 8/1/20	15	15,506
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(13)	35	36,488
Navient Corp.
5.50%, 1/15/19	55	51,253
5.00%, 10/26/20	10	8,408
5.875%, 10/25/24	15	11,813

		$653,571

Food Products — 0.9%
Dean Foods Co.
6.50%, 3/15/23(9)	20	$20,350

Security		Principal Amount* (000’s omitted)	Value
Iceland Bondco PLC
4.834%, 7/15/20(9)(14)	GBP	1,750	$2,193,033
Pilgrim’s Pride Corp.
5.75%, 3/15/25(9)		25	24,625
Post Holdings, Inc.
6.75%, 12/1/21(9)		10	10,025
6.00%, 12/15/22(9)		15	14,419
7.75%, 3/15/24(9)		15	15,413
8.00%, 7/15/25(9)		5	5,159
WhiteWave Foods Co. (The)
5.375%, 10/1/22		10	10,400

			$2,293,424

Food/Drug Retailers — 0.0%(10)
Rite Aid Corp.
6.125%, 4/1/23(9)		50	$49,813

			$49,813

Health Care — 1.1%
Alere, Inc.
7.25%, 7/1/18		5	$5,219
6.50%, 6/15/20		15	15,300
6.375%, 7/1/23(9)		30	30,525
AmSurg Corp.
5.625%, 11/30/20		30	30,600
5.625%, 7/15/22		20	20,050
Capsugel SA
7.00%, 5/15/19(9)(12)		10	9,994
Centene Corp.
4.75%, 5/15/22		10	10,000
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		1,115	1,142,875
7.125%, 7/15/20		65	67,762
6.875%, 2/1/22		45	46,067
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(9)		25	24,438
HCA Holdings, Inc.
6.25%, 2/15/21		40	42,700
HCA, Inc.
6.50%, 2/15/20		10	10,925
HealthSouth Corp.
5.75%, 11/1/24(9)		10	9,900
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(9)		10	10,075
Hologic, Inc.
5.25%, 7/15/22(9)		30	30,375
inVentiv Health, Inc.
9.00%, 1/15/18(9)		625	646,484
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		25	26,231
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(9)		15	14,381
5.625%, 10/15/23(9)		40	36,550
5.50%, 4/15/25(9)		15	13,425
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(9)		65	65,163
Opal Acquisition, Inc.
8.875%, 12/15/21(9)		25	23,625
Sterigenics-Nordion Holdings, LLC
6.50%, 5/15/23(9)		20	19,900
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(9)		15	14,925

Security	Principal Amount* (000’s omitted)	Value
Teleflex, Inc.
5.25%, 6/15/24	10	$10,100
Tenet Healthcare Corp.
6.00%, 10/1/20	20	21,150
4.375%, 10/1/21	300	294,000
8.125%, 4/1/22	45	47,943
6.75%, 6/15/23	25	24,875
WellCare Health Plans, Inc.
5.75%, 11/15/20	45	46,969

		$2,812,526

Holding Company – Diversified — 0.1%
Argos Merger Sub, Inc.
7.125%, 3/15/23(9)	45	$45,619
HRG Group, Inc.
7.875%, 7/15/19(9)	20	20,800
7.875%, 7/15/19	35	36,400

		$102,819

Home Furnishings — 0.0%(10)
Tempur Sealy International, Inc.
6.875%, 12/15/20	15	$15,938
5.625%, 10/15/23(9)	15	15,056

		$30,994

Industrial Equipment — 0.0%(10)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(9)	20	$19,300
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(15)	32	16,388
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	20	21,350
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(9)(12)	25	20,250

		$77,288

Insurance — 0.0%(10)
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(9)(12)	20	$19,400
Hub International, Ltd.
7.875%, 10/1/21(9)	25	23,937
USI, Inc.
7.75%, 1/15/21(9)	40	39,300
Wayne Merger Sub, LLC
8.25%, 8/1/23(9)	20	19,200

		$101,837

Internet Software & Services — 0.0%(10)
Netflix, Inc.
5.50%, 2/15/22(9)	35	$35,525
5.875%, 2/15/25(9)	45	46,462

		$81,987

Leisure Goods/Activities/Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(9)	15	$15,975
National CineMedia, LLC
6.00%, 4/15/22	380	385,700
NCL Corp., Ltd.
5.00%, 2/15/18	10	10,175
5.25%, 11/15/19(9)	10	10,244
Regal Entertainment Group
5.75%, 3/15/22	15	14,794

Security	Principal Amount* (000’s omitted)	Value
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	10	$10,350
7.25%, 3/15/18	20	21,900
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	10	9,900
Viking Cruises, Ltd.
8.50%, 10/15/22(9)	50	55,000
6.25%, 5/15/25(9)	20	19,650

		$553,688

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	124	$87,159
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)	1,075	886,875
9.00%, 2/15/20(6)	825	679,187
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	35,613
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	45	46,687
MGM Resorts International
6.625%, 12/15/21	40	41,200
7.75%, 3/15/22	15	16,031
6.00%, 3/15/23	25	24,313
Station Casinos, LLC
7.50%, 3/1/21	20	20,900
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(6)(9)	165	93,225

		$1,931,190

Manufacturing — 0.0%(10)
Bombardier, Inc.
5.50%, 9/15/18(9)	5	$4,350
7.50%, 3/15/25(9)	20	15,100

		$19,450

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(9)	55	$48,400
IAMGOLD Corp.
6.75%, 10/1/20(9)	35	25,463
Imperial Metals Corp.
7.00%, 3/15/19(9)	10	9,450
Kissner Milling Co., Ltd.
7.25%, 6/1/19(9)	40	37,800
New Gold, Inc.
6.25%, 11/15/22(9)	35	29,487
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(9)	5	4,449
7.375%, 2/1/20	15	13,347

		$168,396

Oil and Gas — 0.6%
Antero Resources Corp.
6.00%, 12/1/20	5	$4,650
5.375%, 11/1/21	40	35,400
5.625%, 6/1/23(9)	15	13,238
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(9)	20	19,100
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	17,625

Security	Principal Amount* (000’s omitted)	Value
California Resources Corp.
5.50%, 9/15/21	20	$12,300
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	10	9,920
Chesapeake Energy Corp.
7.25%, 12/15/18	40	33,300
6.125%, 2/15/21	65	45,622
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	325	312,000
Concho Resources, Inc.
5.50%, 4/1/23	105	100,275
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(9)	35	33,775
7.75%, 2/15/23(9)	30	29,550
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	63,310
Denbury Resources, Inc.
5.50%, 5/1/22	5	2,988
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(9)	40	37,200
8.125%, 9/15/23(9)	10	9,650
Energy Transfer Equity, L.P.
5.875%, 1/15/24	30	27,150
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	35	28,175
Gulfport Energy Corp.
7.75%, 11/1/20	65	64,187
6.625%, 5/1/23(9)	30	27,750
Halcon Resources Corp.
8.625%, 2/1/20(9)	10	8,350
Laredo Petroleum, Inc.
7.375%, 5/1/22	20	19,450
Matador Resources Co.
6.875%, 4/15/23(9)	20	19,300
MEG Energy Corp.
6.375%, 1/30/23(9)	40	31,500
Memorial Resource Development Corp.
5.875%, 7/1/22	50	45,750
Newfield Exploration Co.
5.625%, 7/1/24	65	62,075
Noble Energy, Inc.
5.625%, 5/1/21	25	25,180
5.875%, 6/1/22	30	29,984
Paramount Resources, Ltd.
6.875%, 6/30/23(9)	15	12,975
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	8	8,224
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23(9)	20	17,450
Precision Drilling Corp.
6.50%, 12/15/21	5	4,275
RSP Permian, Inc.
6.625%, 10/1/22	40	38,600
Sabine Pass Liquefaction, LLC
5.625%, 3/1/25(9)	45	39,769
Sabine Pass LNG, L.P.
6.50%, 11/1/20	55	53,487
Seven Generations Energy, Ltd.
8.25%, 5/15/20(9)	65	61,425
6.75%, 5/1/23(9)	25	21,625

Security	Principal Amount* (000’s omitted)	Value
Seventy Seven Energy, Inc.
6.50%, 7/15/22	10	$3,950
SM Energy Co.
6.125%, 11/15/22	10	9,310
6.50%, 1/1/23	45	42,075
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(9)	20	19,650
Tesoro Corp.
5.375%, 10/1/22	50	49,250
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(9)	5	4,925
6.25%, 10/15/22(9)	15	14,700
Triangle USA Petroleum Corp.
6.75%, 7/15/22(9)	15	6,375
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	5	4,485

		$1,581,304

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(9)	305	$240,569
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	70	76,825
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(9)(12)	10	9,987
Tribune Media Co.
5.875%, 7/15/22(9)	30	29,175

		$356,556

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$24,969
Series B, 6.50%, 11/15/22	50	50,375
iHeartCommunications, Inc.
9.00%, 12/15/19	451	387,296
11.25%, 3/1/21	20	17,275
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	15	14,981
Sirius XM Radio, Inc.
5.875%, 10/1/20(9)	10	10,200
6.00%, 7/15/24(9)	40	40,300
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	34,913
Univision Communications, Inc.
6.75%, 9/15/22(9)	384	398,880
5.125%, 5/15/23(9)	15	14,325

		$993,514

Real Estate Investment Trusts (REITs) — 0.0%(10)
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23	5	$4,300
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	15	14,813
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,000

		$34,113

Security	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 0.3%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)	25	$24,505
6.00%, 4/1/22(9)	50	50,875
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(9)(12)	25	9,687
Dollar Tree, Inc.
5.25%, 3/1/20(9)	20	20,608
5.75%, 3/1/23(9)	70	72,975
Hot Topic, Inc.
9.25%, 6/15/21(9)	60	57,900
Levi Strauss & Co.
6.875%, 5/1/22	30	32,325
Michaels Stores, Inc.
5.875%, 12/15/20(9)	20	20,950
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	61,650
Neiman Marcus Group, Ltd., LLC
8.75%, 10/15/21(9)(12)	20	20,700
Party City Holdings, Inc.
6.125%, 8/15/23(9)	25	25,313
Petco Holdings, Inc.
8.50%, 10/15/17(9)(12)	65	65,650
Radio Systems Corp.
8.375%, 11/1/19(9)	30	31,537
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	30	31,425
Vista Outdoor, Inc.
5.875%, 10/1/23(9)	20	20,400

		$546,500

Road & Rail — 0.0%(10)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(9)	10	$9,825
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	15	14,925

		$24,750

Software and Services — 0.1%
IHS, Inc.
5.00%, 11/1/22	25	$24,094
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(9)(12)	25	22,094
Italics Merger Sub, Inc.
7.125%, 7/15/23(9)	35	33,512
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(9)	25	25,500
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(9)	30	18,150

		$123,350

Steel — 0.0%(10)
ArcelorMittal
7.00%, 2/25/22	10	$9,150
JMC Steel Group, Inc.
8.25%, 3/15/18(9)	25	17,125

		$26,275

Security		Principal Amount* (000’s omitted)	Value
Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22		35	$35,262
XPO Logistics, Inc.
7.875%, 9/1/19(9)		85	83,194
6.50%, 6/15/22(9)		30	25,481

			$143,937

Technology — 0.0%(10)
Micron Technology, Inc.
5.25%, 8/1/23(9)		20	$18,650
5.625%, 1/15/26(9)		25	22,563

			$41,213

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(9)		20	$16,700
CenturyLink, Inc.
6.75%, 12/1/23		20	17,450
CommScope Technologies Finance, LLC
6.00%, 6/15/25(9)		30	28,856
CommScope, Inc.
4.375%, 6/15/20(9)		10	9,950
Equinix, Inc.
5.375%, 1/1/22		10	10,000
Frontier Communications Corp.
6.25%, 9/15/21		15	12,563
10.50%, 9/15/22(9)		10	9,750
7.625%, 4/15/24		10	8,400
6.875%, 1/15/25		20	16,275
11.00%, 9/15/25(9)		20	19,400
Intelsat Jackson Holdings SA
7.25%, 10/15/20		55	50,669
Intelsat Luxembourg SA
7.75%, 6/1/21		80	52,300
8.125%, 6/1/23		40	26,200
Plantronics, Inc.
5.50%, 5/31/23(9)		25	25,125
SBA Telecommunications, Inc.
5.75%, 7/15/20		80	82,700
Sprint Communications, Inc.
7.00%, 8/15/20		345	288,937
6.00%, 11/15/22		5	3,775
Sprint Corp.
7.25%, 9/15/21		25	20,531
7.875%, 9/15/23		105	85,247
7.625%, 2/15/25		20	15,538
T-Mobile USA, Inc.
6.25%, 4/1/21		15	14,985
6.633%, 4/28/21		20	20,100
6.731%, 4/28/22		5	5,000
6.625%, 4/1/23		20	19,850
6.375%, 3/1/25		20	19,150
Wind Acquisition Finance SA
5.229%, 4/30/19(9)(14)	EUR	250	280,495
6.50%, 4/30/20(9)		225	233,719
3.981%, 7/15/20(9)(14)	EUR	225	250,736
Windstream Corp.
6.375%, 8/1/23		15	10,865
Windstream Services, LLC
7.75%, 10/1/21		35	27,300

			$1,682,566

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24	10	$8,915
Air Medical Merger Sub Corp.
6.375%, 5/15/23(9)	25	22,875
Calpine Corp.
5.375%, 1/15/23	20	18,750
7.875%, 1/15/23(9)	1,188	1,277,100
5.75%, 1/15/25	5	4,694
TerraForm Global Operating, LLC
9.75%, 8/15/22(9)	10	8,024

		$1,340,358

Total Corporate Bonds & Notes (identified cost $25,932,558)		$23,951,096

Asset-Backed Securities — 6.5%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd., Series 2015-16A, Class D, 5.608%, 7/15/27(9)(14)	$500	$442,693
Apidos CLO XVII, Series 2014-17A, Class B, 3.139%, 4/17/26(9)(14)	200	197,172
Apidos CLO XVII, Series 2014-17A, Class C, 3.589%, 4/17/26(9)(14)	500	465,792
Apidos CLO XVII, Series 2014-17A, Class D, 5.039%, 4/17/26(9)(14)	500	427,953
Apidos CLO XIX, Series 2014-19A, Class E, 5.739%, 10/17/26(9)(14)	1,000	890,031
Apidos CLO XXI, Series 2015-21A, Class D, 5.827%, 7/18/27(9)(14)	500	444,523
Ares CLO, Ltd., Series 2014-32A, Class D, 5.974%, 11/15/25(9)(14)	1,000	904,450
Ares CLO, Ltd., Series 2015-2A, Class E2, 5.458%, 7/29/26(9)(14)	500	439,557
Babson CLO, Ltd., Series 2013-IA, Class C, 2.987%, 4/20/25(9)(14)	225	219,675
Babson CLO, Ltd., Series 2013-IA, Class D, 3.787%, 4/20/25(9)(14)	175	166,475
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.389%, 7/15/26(9)(14)	300	300,085
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.389%, 7/15/26(9)(14)	300	256,468
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.374%, 10/15/26(9)(14)	1,000	882,524
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.039%, 7/17/19(9)(14)	500	481,755
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.937%, 4/21/25(9)(14)	1,325	1,278,003
Cumberland Park CLO, Ltd., Series 2015-2A, Class E, 5.272%, 7/20/26(9)(14)	800	685,994
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 3.021%, 8/15/25(9)(14)	750	736,504
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.521%, 8/15/25(9)(14)	320	299,165
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.221%, 8/15/25(9)(14)	215	180,557
Dryden XL Senior Loan Fund, Series 2015-40A, Class E, 6.276%, 8/15/28(9)(14)	500	459,611
Golub Capital Partners CLO, Ltd., Series 2015-23A, Class E, 5.75%, 5/5/27(9)(14)	1,000	848,855
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.987%, 4/20/25(9)(14)	200	195,636
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.787%, 4/20/25(9)(14)	200	190,939
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.039%, 7/17/25(9)(14)	475	462,512
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.639%, 7/17/25(9)(14)	475	444,503
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.789%, 7/17/25(9)(14)	550	464,241
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class E2, 6.786%, 7/15/27(9)(14)	1,000	989,675
Palmer Square CLO, Ltd., Series 2015-2A, Class D, 5.736%, 7/20/27(9)(14)	600	521,599
Recette CLO, LLC, Series 2015-1A, Class E, 6.115%, 10/20/27(9)(14)	500	441,401
Schiller Park CLO, Ltd., Series 2007-1A, Class D, 2.545%, 4/25/21(9)(14)	1,000	974,737
Ziggurat CLO, Ltd., Series 2014-1A, Class E, 5.289%, 10/17/26(9)(14)	1,000	819,860

Total Asset-Backed Securities (identified cost $17,248,160)		$16,512,945

Common Stocks — 0.9%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Worldwide Services, LLC(4)(15)(16)	29	$25,546

		$25,546

Automotive — 0.2%
Dayco Products, LLC(4)(15)	10,159	$375,883

		$375,883

Building and Development — 0.0%(10)
Panolam Holdings Co.(4)(16)(17)	131	$115,039

		$115,039

Business Equipment and Services — 0.0%
Education Management Corp.(4)(15)(16)	1,612,262	$0

		$0

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(4)(15)(16)	23,498	$293,728
Tropicana Entertainment, Inc.(15)(16)	25,430	410,949

		$704,677

Publishing — 0.4%
ION Media Networks, Inc.(4)(15)	2,155	$847,950
MediaNews Group, Inc.(15)(16)	5,771	180,349

		$1,028,299

Total Common Stocks (identified cost $950,968)		$2,249,444

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(4)(15)(16)	1,793	$24,134

Total Convertible Preferred Stocks (identified cost $126,544)		$24,134

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$639,236
Invesco Senior Income Trust	238,872	998,485
Nuveen Credit Strategies Income Fund	180,539	1,440,701
Nuveen Floating Rate Income Fund	73,198	735,640
Nuveen Floating Rate Income Opportunity Fund	51,054	507,987
Voya Prime Rate Trust	196,084	992,185

Total Closed-End Funds (identified cost $6,015,228)		$5,314,234

Warrants — 0.0%(10)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(10)
Vivarte Luxco(4)(15)(16)	104,081	$59,313

Total Warrants (identified cost $38,147)		$59,313

Miscellaneous — 0.0%(10)

Security	Principal Amount/Shares	Value
Cable and Satellite Television — 0.0%(10)
Adelphia, Inc., Escrow Certificate(16)	270,000	$1,688

		$1,688

Lodging and Casinos — 0.0%(10)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(9)(16)	$54,947	$549

		$549

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(4)(16)	290,000	$0

		$0

Total Miscellaneous (identified cost $0)		$2,237

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(18)	$3,399	$3,399,304

Total Short-Term Investments (identified cost $3,399,304)		$3,399,304

Total Investments — 164.9% (identified cost $442,606,341)		$420,948,689

Less Unfunded Loan Commitments — (0.0)%(10)		$(23,936)

Net Investments — 164.9% (identified cost $442,582,405)		$420,924,753

Other Assets, Less Liabilities — (21.8)%		$(55,684,037)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (43.1)%		$(110,001,474)

Net Assets Applicable to Common Shares — 100.0%		$255,239,242

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after September 30, 2015, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $28,560,542 or 11.2% of the Trust’s net assets applicable to common shares.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

(11)	When-issued security.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(13)	Security converts to floating rate after the indicated fixed-rate coupon period.

(14)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2015.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $3,335.

(19)	Issuer filed for bankruptcy after September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$442,591,833

Gross unrealized appreciation	$2,419,210
Gross unrealized depreciation	(24,086,290)

Net unrealized depreciation	$(21,667,080)

Restricted Securities

At September 30, 2015, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$115,039

Total Restricted Securities			$71,985	$115,039

A summary of open financial instruments at September 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/30/15	Euro 722,172	United States Dollar 797,126	Goldman Sachs International	$—	$(9,307)	$(9,307)
11/30/15	British Pound Sterling 2,269,902	United States Dollar 3,495,082	JPMorgan Chase Bank, N.A.	65,380	—	65,380
11/30/15	Canadian Dollar 287,381	United States Dollar 216,967	State Street Bank and Trust Company	2,493	—	2,493
11/30/15	Euro 3,792,551	United States Dollar 4,267,606	State Street Bank and Trust Company	30,440	—	30,440
12/31/15	British Pound Sterling 2,065,778	United States Dollar 3,131,926	Goldman Sachs International	10,661	—	10,661
12/31/15	Euro 4,117,154	United States Dollar 4,614,753	HSBC Bank USA, N.A.	11,851	—	11,851

				$120,825	$(9,307)	$111,518

At September 30, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $120,825 and $9,307, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$368,105,937	$1,306,109	$369,412,046
Corporate Bonds & Notes	—	23,934,708	16,388	23,951,096
Asset-Backed Securities	—	16,512,945	—	16,512,945
Common Stocks	410,949	180,349	1,658,146	2,249,444
Convertible Preferred Stocks	—	—	24,134	24,134
Closed-End Funds	5,314,234	—	—	5,314,234
Warrants	—	—	59,313	59,313
Miscellaneous	—	2,237	0	2,237
Short-Term Investments	—	3,399,304	—	3,399,304
Total Investments	$5,725,183	$412,135,480	$3,064,090	$420,924,753
Forward Foreign Currency Exchange Contracts	$—	$120,825	$—	$120,825
Total	$5,725,183	$412,256,305	$3,064,090	$421,045,578

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(9,307)	$—	$(9,307)
Total	$—	$(9,307)	$—	$(9,307)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2015 is not presented.

At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015